UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22557

T. Rowe Price Floating Rate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFRX Floating Rate Fund –
.
PAFRX Floating Rate Fund–
.
Advisor  Class
TFAIX Floating Rate Fund–
.
I  Class
TRIZX Floating Rate Fund–
.
Z Class

T. ROWE PRICE Floating Rate Fund
HIGHLIGHTS
The Floating Rate Fund performed in line with the benchmark S&P/LSTA
Performing Loan Index and outperformed the Lipper peer group average for the six months ended November 30, 2022.
Credit selection drove the portfolio’s relative performance during our reporting period, which was especially strong in the financials and information technology segments.
We increased the portfolio’s holdings of high-conviction names among financials while reducing exposure to the health care industry.
We are optimistic that we can continue finding value in the loan market and believe our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro environment in the year ahead.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Floating Rate Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Floating Rate Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Floating Rate Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The Floating Rate Fund returned 1.47% in the six months ended November 30,
2022, performing in line with the benchmark S&P/LSTA Performing Loan
Index and outperforming the Lipper peer group average. (Results for the fund’s
Advisor, I, and Z Class shares varied slightly, reflecting their different fee structures, asset flows, and other factors. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Credit selection drove
the portfolio’s relative
performance over the last six
months, which was especially
strong in the financials and
information technology
segments. Insurance brokers,
a high-conviction subsector
within financials, have been
a relative safe-haven during uncertain economic times. HUB International and
USI were the portfolio’s top contributors to relative performance during the period due to a combination of strong fundamentals as well as discounts to par offered on the short end of the loan maturity curve. Both issuers also recently came to the market with new term loans that offered attractive income and original issue discounts to par. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Applied Systems, a broker management systems software company, was a leading contributor in the information technology segment. As a provider of software for the insurance brokerage space, Applied Systems has a recurring revenue base, generates solid free cash, and has posted high-single-digit topline growth. A short-maturity term loan that was extended and given a higher coupon during our reporting period bolstered the performance of our investment in the issuer.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Floating Rate Fund –
.
1.47%
Floating Rate Fund–
.
Advisor  Class 1.38
Floating Rate Fund–
.
I  Class 1.66
Floating Rate Fund–
.
Z Class 1.86
S&P/LSTA Performing Loan Index 1.46
Lipper Loan Participation Funds Average 0.45

T. ROWE PRICE Floating Rate Fund

The portfolio’s overweight in the airlines segment added value with our positions in United Airlines and American Airlines being notable contributors.
Consumers’ continued willingness to spend on experiences and travel was a boon to the airlines industry as people continued to venture out in greater numbers over the past six months.
Our emphasis on downside risk management amid portfolio construction decisions was another important driver of relative performance. The investment team’s bottom-up fundamental research enabled us to avoid exposure to troubled credits that traded significantly lower during the period. Notable examples of issuers we avoided that experienced weakness include broadband infrastructure services provider Zayo Group, telecommunications company
Mitel Networks, and Envision Healthcare, a health care company that provides physician services and operates ambulatory surgery centers.
Our investment in Asurion—the leading provider of mobile device protection services—detracted during the company’s transition from an account that was lost due to an acquisition of the client. Although we slightly reduced the portfolio’s exposure to Asurion ahead of the account transition, we are optimistic about the company’s prospects for EBITDA (earnings before interest, taxes, depreciation, and amortization) growth and deleveraging over the next two years.
Shutterfly—an online retailer of personalized products including cards, stationary, calendars, and photo books—weighed on relative results, even though we had completely exited that position by the end of November. The issuer’s underperformance was partly due to consumers scaling back on discretionary spending, particularly in areas such as home décor. But the most meaningful negative development in terms of our investment thesis was that
Shutterfly’s Lifetouch division—its school photography business—did not rebound as quickly as we had expected once students returned to classrooms after coronavirus pandemic lockdowns were eased. In our view, Shutterfly’s cuts in that area of its business during the health crisis may have caused some loss of market share on the other side.
Significant cost inflation has been a drag on the health care segment’s performance. The inability to pass higher prices through to end customers and labor cost inflation due to a shortage of qualified workers were among the primary factors that contributed to the underperformance of our investments in health care services providers MyEyeDr. and National Mentor.
How is the fund positioned?
Although many industries experienced labor shortages and cost inflation in
2022, these issues appeared to be somewhat more acute in the health care

T. ROWE PRICE Floating Rate Fund

space. We reduced the portfolio’s allocation to health care by just over 300 basis points (100 basis points equals 1.00%).
The reduction in our
energy sector weighting was
primarily the result of some
positions being repaid. For
example, Permian Basin-
based midstream natural gas
processors EagleClaw and
Caprock—portfolio holdings
that were solid contributors
after strongly rebounding
from performance challenges
during the pandemic—
merged with midstream
player Altus earlier this
year to create a new public
company. We also had
a significant position in
midstream services provider
Lucid Energy, which was
purchased by midstream
energy infrastructure
corporation Targa Resources,
an investment-grade issuer.
Although the pool of
potential investments has
declined, we continue to
research opportunities in the
energy sector.
We augmented the portfolio’s allocation to the financials segment by roughly
300 basis points over the last six months. Specifically, we added to our holdings in several insurance brokers—including Acrisure, Alliant, HUB International,
USI, and Navacord—as we became more confident in the durability of their performance through challenging market environments.
Throughout 2022, consumers demonstrated a greater willingness to spend on experiences and travel, and we endeavored to position the portfolio accordingly. In the entertainment and leisure segment, for example, we increased our investments in names—such as leading theme park and entertainment company SeaWorld Parks & Entertainment—that have been the beneficiaries of consumers’ preference for experiential spending.
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
Short-term holdings are not rated.
Historical weightings reflect current ratings.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
5/31/22 11/30/22
BBB/BB Rated and Above 2.9% 3.0%
BB Rated 8.8  11.2
BB/B Rated 9.6  9.0
B Rated 60.1  57.5
B/CCC Rated 0.8  0.9
CCC Rated and Below 9.2  9.4
Equities 0.2  0.2
Not Rated 2.3  2.6
Short-Term Holdings 6.1  6.2

T. ROWE PRICE Floating Rate Fund

What is portfolio management’s outlook?
We have become slightly more cautious in our macro expectations due to the far-reaching impact of the Russia-Ukraine conflict and stubborn inflation. The unprecedented pace of the Federal Reserve’s interest rate hikes in 2022 has led to concerns about flagging economic growth and the potential for recession.
Against this backdrop, we believe the loan default rate—up from near zero earlier this year—could approach or even slightly surpass its long-term average over the next 12 to 24 months.
Leveraged loans outperformed most other fixed income segments over the past year due to their senior secured status and unique floating rate feature, which reset coupons higher alongside the Fed’s rate increases. We are optimistic that we can continue finding value in the loan market and believe our shareholders will be fairly compensated for remaining invested in the asset class through the challenging macro environment in the year ahead.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Floating Rate Fund

RISKS OF INVESTING IN FLOATING RATE LOAN FUNDS
Floating rate loans are subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that an issuer will default (fail to make timely payments of interest or principal). Loans also face liquidity risk, the chance that the fund may not be able to sell loans or securities at desired prices, potentially reducing the fund’s income level and share price. Like bond funds, this fund is exposed to interest rate risk, but credit and liquidity risks may often be more impactful.
The loans in which the fund invests are often referred to as “leveraged loans.”
In many cases, leveraged loans are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Companies issuing leveraged loans typically have a below investment-grade credit rating or may not be rated by a major credit rating agency. Leveraged-loan funds could have greater price declines than funds that invest primarily in high-quality bonds, so the securities are usually considered speculative investments.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers

T. ROWE PRICE Floating Rate Fund

("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
Note: The S&P/LSTA Performing Loan Index is a product of S&P Dow Jones
Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered
trademarks of Standard & Poor’s Financial Services LLC, a division of S&P
(“S&P”); Dow Jones
®
is a registered trademark of Dow Jones Trademark
Holdings LLC (“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P/LSTA Performing Loan Index.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Floating Rate Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
11/30/22
UKG Inc 2.9%
HUB International 2.9
Epicor Software 1.8
United Airlines 1.8
American Airlines 1.7
UFC Holdings 1.7
Applied Systems 1.7
Acrisure 1.6
PetVet Care Centers 1.6
Gainwell Acquisition 1.5
Filtration Group 1.5
Asurion 1.5
USI Advantage 1.4
Ascend Learning 1.3
Internet Brands 1.3
Alliant 1.2
Sedgwick Claims Management 1.2
AssuredPartners 1.1
Charter Next Generation 1.1
Medline Industries 1.1
Inspire Brands 1.0
CDK Global 1.0
athenahealth 1.0
Duravant 1.0
Press Ganey 0.9
Total 36.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Floating Rate Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
FLOATING RATE FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Floating Rate Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Floating Rate Fund –
.
-0.39% 2.72% 3.16% – –
Floating Rate Fund–
.
Advisor  Class -0.58 2.55 3.01 – –
Floating Rate Fund–
.
I  Class -0.25 2.87 – 3.09% 11/29/16
Floating Rate Fund–
.
Z  Class 0.36 – – 6.79 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Floating Rate Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Floating Rate Fund 0.75%
Floating Rate Fund–Advisor Class 1.02
Floating Rate Fund–I Class 0.62
Floating Rate Fund–Z Class 0.62
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Floating Rate Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FLOATING RATE FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $1,014.70 $3.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.16   3.95
Advisor Class
Actual   1,000.00   1,013.80   4.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.21   4.91
I Class
Actual   1,000.00   1,016.60   3.18
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.91   3.19
Z Class
Actual   1,000.00   1,018.60   0.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.97   0.10
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 0.97%, the
3
I Class was 0.63%, and the
4
Z Class was 0.02%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Floating Rate Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Floating Rate Fund –
.
-2.68% 2.37% 3.01% – –
Floating Rate Fund–
.
Advisor  Class -2.86  2.17  2.86  – –
Floating Rate Fund–
.
I  Class -2.54  2.47  – 2.75% 11/29/16
Floating Rate Fund–
.
Z  Class -1.95  – – 6.22  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
I , a nd
4
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68 $ 9 .81 $ 9 .92
Investment activities
Net investment
income
(1)(2)
0 .26 0 .36 0 .37 0 .43 0 .48 0 .41
Net realized and
unrealized gain/loss ( 0 .13 ) ( 0 .41 ) 0 .46 ( 0 .57 ) ( 0 .12 ) ( 0 .11 )
Total from
investment activities 0 .13 ( 0 .05 ) 0 .83 ( 0 .14 ) 0 .36 0 .30
Distributions
Net investment
income ( 0 .26 ) ( 0 .36 ) ( 0 .37 ) ( 0 .43 ) ( 0 .49 ) ( 0 .41 )
NET ASSET VALUE
End of period $ 9 .03 $ 9 .16 $ 9 .57 $ 9 .11 $ 9 .68 $ 9 .81

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1 .47% ( 0 .54 ) % 9 .26% ( 1 .56 ) % 3 .75% 3 .07%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .78%
(4)
0 .75% 0 .76% 0 .76% 0 .76% 0 .78%
Net expenses after
waivers/payments
by Price Associates 0 .78%
(4)
0 .75% 0 .76% 0 .76% 0 .76% 0 .78%
Net investment
income 5 .79%
(4)
3 .79% 3 .88% 4 .54% 4 .97% 4 .18%
Portfolio turnover rate 11 .1% 37 .2% 62 .0% 75 .9% 57 .0% 46 .1%
Net assets, end of
period (in millions) $1,644 $1,949 $1,038 $865 $1,472 $1,928
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69 $ 9 .82 $ 9 .93
Investment activities
Net investment
income
(1)(2)
0 .25 0 .34 0 .35 0 .42 0 .46 0 .39
Net realized and
unrealized gain/loss ( 0 .13 ) ( 0 .40 ) 0 .46 ( 0 .57 ) ( 0 .13 ) ( 0 .11 )
Total from
investment activities 0 .12 ( 0 .06 ) 0 .81 ( 0 .15 ) 0 .33 0 .28
Distributions
Net investment
income ( 0 .25 ) ( 0 .35 ) ( 0 .35 ) ( 0 .41 ) ( 0 .47 ) ( 0 .39 )
... .... .... .... .... .... ....
Redemption fees
added to paid-in
capital
(1)(3)
— — — — 0 .01 —
(4)
NET ASSET VALUE
End of period $ 9 .05 $ 9 .18 $ 9 .59 $ 9 .13 $ 9 .69 $ 9 .82

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(5)
1 .38% ( 0 .74 ) % 9 .00% ( 1 .66 ) % 3 .53% 2 .87%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .04%
(6)
1 .02% 1 .04% 1 .07% 1 .05% 1 .07%
Net expenses after
waivers/payments
by Price Associates 0 .97%
(6)
0 .97% 0 .98% 0 .98% 0 .97% 0 .97%
Net investment
income 5 .60%
(6)
3 .62% 3 .67% 4 .37% 4 .74% 3 .93%
Portfolio turnover rate 11 .1% 37 .2% 62 .0% 75 .9% 57 .0% 46 .1%
Net assets, end of
period (in thousands) $18,692 $21,783 $23,329 $12,506 $23,595 $60,748
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68 $ 9 .82 $ 9 .93
Investment activities
Net investment
income
(1)(2)
0 .27 0 .37 0 .37 0 .44 0 .50 0 .44
Net realized and
unrealized gain/loss ( 0 .12 ) ( 0 .40 ) 0 .46 ( 0 .56 ) ( 0 .14 ) ( 0 .13 )
Total from
investment activities 0 .15 ( 0 .03 ) 0 .83 ( 0 .12 ) 0 .36 0 .31
Distributions
Net investment
income ( 0 .27 ) ( 0 .38 ) ( 0 .38 ) ( 0 .44 ) ( 0 .50 ) ( 0 .42 )
NET ASSET VALUE
End of period $ 9 .04 $ 9 .16 $ 9 .57 $ 9 .12 $ 9 .68 $ 9 .82

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
1 .66% ( 0 .41 ) % 9 .26% ( 1 .33 ) % 3 .78% 3 .20%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .63%
(4)
0 .62% 0 .65% 0 .64% 0 .63% 0 .65%
Net expenses after
waivers/payments
by Price Associates 0 .63%
(4)
0 .62% 0 .65% 0 .64% 0 .63% 0 .65%
Net investment
income 5 .91%
(4)
3 .95% 3 .95% 4 .65% 5 .11% 4 .42%
Portfolio turnover rate 11 .1% 37 .2% 62 .0% 75 .9% 57 .0% 46 .1%
Net assets, end of
period (in thousands) $906,924 $1,097,697 $254,834 $116,787 $244,539 $241,969
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 9 .16 $ 9 .57 $ 9 .11 $ 8 .65
Investment activities
Net investment income
(2)(3)
0 .29 0 .44 0 .45 0 .09
Net realized and unrealized gain/loss ( 0 .12 ) ( 0 .42 ) 0 .45 0 .46
(4)
Total from investment activities 0 .17 0 .02 0 .90 0 .55
Distributions
Net investment income ( 0 .30 ) ( 0 .43 ) ( 0 .44 ) ( 0 .09 )
NET ASSET VALUE
End of period $ 9 .03 $ 9 .16 $ 9 .57 $ 9 .11

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
1 .86% 0 .19% 10 .05% 6 .38%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .62%
(6)
0 .62% 0 .64% 0 .64%
(6)
Net expenses after waivers/payments by Price
Associates 0 .02%
(6)
0 .02% 0 .03% 0 .02%
(6)
Net investment income 6 .49%
(6)
4 .63% 4 .77% 4 .77%
(6)
Portfolio turnover rate 11 .1% 37 .2% 62 .0% 75 .9%
Net assets, end of period (in millions) $1,585 $2,285 $2,119 $1,029
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Floating Rate Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.1% (1)
Aerospace & Defense 1.4%
Brown Group Holding, FRN, 1M TSFR + 3.75%, 7.844%, 7/2/29  6,910 6,858
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 7.571%,
4/6/26  16,093 15,446
Peraton, FRN, 1M USD LIBOR + 3.75%, 7.821%, 2/1/28  12,564 12,250
Peraton, FRN, 1M USD LIBOR + 7.75%, 11.654%, 2/1/29  5,704 5,413
Spirit AeroSystems, FRN, 1M TSFR + 4.50%, 11/23/27  (2) 11,190 11,041
TransDigm, FRN, 1M USD LIBOR + 2.25%, 5.924%, 12/9/25  8,443 8,309
59,317
Airlines 3.8%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 7.46%,
4/20/28  44,395 44,086
Air Canada, FRN, 1M USD LIBOR + 3.50%, 6.421%, 8/11/28  6,393 6,313
American Airlines, FRN, 3M USD LIBOR + 1.75%, 5.794%, 6/27/25  3,760 3,583
American Airlines, FRN, 3M USD LIBOR + 2.00%, 5.80%, 12/15/23  5,871 5,837
KKR Apple Bidco, FRN, 1M TSFR + 2.75%, 6.821%, 9/22/28  14,760 14,463
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 9.821%, 9/21/29  2,965 2,841
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 8.777%,
6/21/27  40,864 41,988
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 6.46%, 10/20/27  12,400 12,564
United Airlines, FRN, 1M USD LIBOR + 3.75%, 8.108%, 4/21/28  25,361 25,008
156,683
Automotive 2.1%
Adient U.S., FRN, 1M USD LIBOR + 3.25%, 7.321%, 4/10/28  4,391 4,331
American Auto Auction Group, FRN, 1M TSFR + 5.00%, 8.553%,
12/30/27  4,677 3,940
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 8.379%,
4/6/28  6,587 6,313
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 7.321%, 4/30/26  6,245 6,137
Dexko Global, FRN, 1M USD LIBOR + 3.75%, 7.682%, 10/4/28  4,261 3,844
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 3.517%,
12/17/28  (3) 4,616 4,385
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%, 6.58%,
11/2/27  6,323 6,181
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
8.125%, 5/4/28  33,186 31,847
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 7.071%, 2/5/26  (2) 21,604 20,562
87,540
Broadcasting 3.7%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
7.914%, 8/21/26  26,638 24,319
CMG Media, FRN, 1M USD LIBOR + 3.50%, 7.571%, 12/17/26  28,883 26,789
EW Scripps, FRN, 1M USD LIBOR + 2.75%, 6.821%, 1/7/28  19,945 19,353
Gray Television, FRN, 1M USD LIBOR + 3.00%, 6.768%, 12/1/28  8,686 8,443

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 7.321%,
5/1/26  22,802 21,327
NEP Group, FRN, 3M USD LIBOR + 3.25%, 7.321%, 10/20/25  5,854 4,854
NEP Group, FRN, 3M USD LIBOR + 7.00%, 11.071%, 10/19/26  3,510 2,773
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 4/11/29  (2) 8,310 7,458
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 13.472%, 10/11/29  (3) 7,250 7,032
Univision Communications, FRN, 1M TSFR + 4.25%, 7.79%,
6/24/29  4,767 4,696
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
7.321%, 3/15/26  8,589 8,428
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
7.321%, 1/31/29  20,407 19,812
155,284
Building Products 1.1%
Chariot Buyer, FRN, 1M USD LIBOR + 3.50%, 7.571%, 11/3/28  18,527 17,317
CP Atlas Buyer, FRN, 1M USD LIBOR + 3.50%, 7.571%, 11/23/27  4,566 4,013
Hunter Douglas, FRN, 1M TSFR + 3.50%, 7.859%, 2/26/29  13,147 11,445
Specialty Building Products Holdings, FRN, 1M USD LIBOR +
3.25%, 7.266%, 10/15/28  4,617 4,070
SRS Distribution, FRN, 1M TSFR + 3.50%, 7.686%, 6/2/28  2,747 2,625
SRS Distribution, FRN, 1M USD LIBOR + 3.50%, 7.571%, 6/2/28  7,630 7,315
46,785
Cable Operators 1.3%
Altice France, FRN, 3M USD LIBOR + 4.00%, 8.65%, 8/14/26  20,805 20,042
Altice France, FRN, 3M USD LIBOR + 4.08%, 7.767%, 1/31/26  2,893 2,767
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 7.123%,
11/30/27  5,073 4,946
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 9.071%, 8/2/27  18,135 17,344
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%,
6.688%, 11/12/27  3,677 3,535
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 7.321%, 9/25/26  8,193 7,168
55,802
Chemicals 1.6%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
8.044%, 11/24/27  9,286 8,968
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
11.794%, 11/24/28  4,620 4,173
Avient, FRN, 1M TSFR + 3.25%, 7.344%, 8/29/29  4,029 4,008
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.50%, 7.002%,
10/2/28  (4) 9,260 8,248
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 11.071%,
10/1/29  (3) 985 827
Eco Services Operations, FRN, 1M USD LIBOR + 2.50%, 6.915%,
6/9/28  222 218
LSF11 A5 HoldCo, FRN, 1M TSFR + 3.50%, 7.701%, 10/15/28  6,699 6,472
Nouryon USA, FRN, 1M USD LIBOR + 2.75%, 7.165%, 10/1/25  11,174 10,878

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.494%, 4/23/29  7,510 6,291
WR Grace Holdings, FRN, 3M USD LIBOR + 3.75%, 7.438%,
9/22/28  16,856 16,518
66,601
Consumer Products 1.0%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
7.321%, 9/27/24  10,552 10,451
Life Time, FRN, 1M USD LIBOR + 4.75%, 9.485%, 12/16/24  4,605 4,572
Olaplex, FRN, 1M TSFR + 3.50%, 7.198%, 2/23/29  (3) 18,422 17,501
PLNTF Holdings, FRN, 1M USD LIBOR + 8.00%, 11.602%,
3/22/26  (3) 3,436 3,333
United PF Holdings, FRN, 1M USD LIBOR + 8.50%, 12.174%,
12/30/26  (3) 3,982 3,723
39,580
Container 1.1%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 7.821%,
12/1/27  47,706 46,416
46,416
Energy 1.3%
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 7.939%,
5/21/25  7,090 7,043
CQP Holdco, FRN, 1M USD LIBOR + 3.75%, 7.424%, 6/5/28  5,088 5,016
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 8.511%,
9/19/29  8,375 8,370
Medallion Midland Acquisition, FRN, 1M USD LIBOR + 3.75%,
7.424%, 10/18/28  15,789 15,601
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 8.821%,
3/11/26  12,813 12,383
Southwestern Energy, FRN, 1M TSFR + 2.50%, 6.203%, 6/22/27  4,317 4,257
52,670
Entertainment & Leisure 4.5%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.00%, 6.768%,
3/10/28  (3) 18,361 18,223
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
6.859%, 4/22/26  7,188 3,992
Delta 2, FRN, 1M TSFR + 3.25%, 1/15/30  (2) 20,233 20,126
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 6.571%, 10/19/26  318 316
Pug, FRN, 1M USD LIBOR + 4.25%, 8.321%, 2/13/27  (3) 6,964 5,954
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
7.125%, 8/25/28  37,924 37,142
SMG U.S. Midco 2, FRN, 1M USD LIBOR + 2.50%, 6.915%,
1/23/25  7,506 7,238
UFC Holdings, FRN, 1M USD LIBOR + 2.75%, 7.11%, 4/29/26  70,757 69,470
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 6.83%, 5/18/25  26,151 25,418
187,879

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial 12.7%
Acrisure, FRN, 1M TSFR + 5.75%, 9.879%, 2/15/27  (3) 21,070 20,859
Acrisure, FRN, 1M USD LIBOR + 3.50%, 7.571%, 2/15/27  14,982 14,000
Acrisure, FRN, 1M USD LIBOR + 3.75%, 7.821%, 2/15/27  12,802 12,066
Acrisure, FRN, 1M USD LIBOR + 4.25%, 8.321%, 2/15/27  7,632 7,318
Advisor Group Holdings, FRN, 1M USD LIBOR + 4.50%, 8.571%,
7/31/26  4,185 4,064
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.25%,
7.321%, 5/9/25  5,357 5,249
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
7.439%, 11/5/27  39,601 38,388
Allspring Buyer, FRN, 1M TSFR + 3.75%, 7.303%, 11/1/28  2,020 1,994
Allspring Buyer, FRN, 3M USD LIBOR + 3.00%, 6.688%, 11/1/28  6,364 6,271
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 7.544%, 3/11/28  (3) 4,289 3,989
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 8.436%, 10/1/25  33,819 32,813
Armor Holdco, FRN, 1M USD LIBOR + 4.50%, 8.174%, 12/11/28  4,648 4,573
AssuredPartners, FRN, 1M TSFR + 3.50%, 7.586%, 2/12/27  19,427 18,638
AssuredPartners, FRN, 1M TSFR + 4.25%, 2/13/27  (2) 7,740 7,590
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 7.571%, 2/12/27  15,065 14,451
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 7.571%, 2/12/27  1,765 1,694
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.50%, 7.586%,
5/9/29  (3) 6,513 6,366
Citadel Securities, FRN, 1M TSFR + 3.00%, 7.201%, 2/2/28  5,020 4,979
Citco Funding, FRN, 1M TSFR + 3.50%, 7.581%, 4/27/28  (3) 5,495 5,447
Claros Mortgage Trust, FRN, 1M TSFR + 4.60%, 8.396%, 8/9/26  6,118 6,019
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
7.571%, 4/7/28  4,350 4,145
Edelman Financial Engines Center, FRN, 3M USD LIBOR + 6.75%,
10.821%, 7/20/26  11,329 10,189
EIG Management, FRN, 3M USD LIBOR + 3.75%, 7.821%,
2/24/25  (3) 6,727 6,526
Focus Financial Partners, FRN, 1M TSFR + 3.25%, 6/30/28  (2) 12,220 12,014
Focus Financial Partners, FRN, 1M USD LIBOR + 2.50%, 6.586%,
6/30/28  3,887 3,766
Hightower Holding, FRN, 1M USD LIBOR + 4.00%, 8.278%,
4/21/28  6,670 6,220
HUB International, FRN, 1M TSFR + 4.00%, 8.129%, 10/31/29  12,430 12,228
HUB International, FRN, 1M USD LIBOR + 3.00%, 7.326%, 4/25/25  2,735 2,681
HUB International, FRN, 1M USD LIBOR + 3.25%, 7.527%, 4/25/25  98,494 96,799
Jones Deslauriers Insurance Management, FRN, 1M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  13,394 9,236
Jones Deslauriers Insurance Management, FRN, 1M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  4,060 2,799
Jones Deslauriers Insurance Management, FRN, 1M CAD CDOR +
7.50%, 12.063%, 3/26/29 (CAD)  (3) 4,240 2,853

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Motion Finco, FRN, 1M USD LIBOR + 3.25%, 6.924%, 11/12/26  (2) 6,780 6,517
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 7.821%, 11/9/26  2,883 2,757
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 10.321%, 11/5/29  6,295 5,833
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.00%, 7.186%,
9/1/27  6,678 6,626
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
3.75%, 7.821%, 9/3/26  15,808 15,429
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 8.321%, 9/3/26  3,822 3,758
Sedgwick Claims Management Services, FRN, 3M USD LIBOR +
3.25%, 7.321%, 12/31/25  29,784 28,936
Starwood Property Mortgage, FRN, 1M USD LIBOR + 3.25%,
7.321%, 7/26/26  (3) 1,326 1,310
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
7.911%, 2/18/27  6,342 5,993
USI, FRN, 1M TSFR + 3.75%, 11/16/29  (2) 36,385 35,755
USI, FRN, 1M USD LIBOR + 3.25%, 6.924%, 12/2/26  17,768 17,460
VFH Parent, FRN, 1M TSFR + 3.00%, 7.011%, 1/13/29  11,984 11,625
528,223
Food 1.9%
Chobani, FRN, 1M USD LIBOR + 3.50%, 7.571%, 10/25/27  1,895 1,837
Naked Juice, FRN, 1M TSFR + 6.10%, 9.653%, 1/20/30  16,465 14,304
Naked Juice, FRN, 3M TSFR + 3.25%, 6.903%, 1/20/29  10,819 10,170
Primary Products Finance, FRN, 1M USD LIBOR + 4.15%, 6.227%,
10/22/28  8,848 8,645
Simply Good Foods USA, FRN, 1M TSFR + 3.25%, 7.72%, 7/7/24  6,064 6,048
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 7.174%,
3/31/28  9,814 9,029
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 7.315%, 12/21/27  14,979 14,080
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 10.815%, 12/21/28  18,170 16,353
80,466
Gaming 1.4%
Aristocrat Technologies, FRN, 1M TSFR + 2.25%, 5.903%, 5/24/29  2,333 2,324
Caesars Resort Collection, FRN, 1M USD LIBOR + 3.50%, 7.571%,
7/21/25  12,721 12,621
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 6.821%,
12/23/24  3,745 3,717
Great Canadian Gaming, FRN, 1M USD LIBOR + 4.00%, 7.602%,
11/1/26  10,648 10,422
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 8.321%, 12/11/28  6,942 6,716
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 6.821%, 3/13/28  2,760 2,687
Scientific Games Holdings, FRN, 1M TSFR + 3.50%, 7.097%,
2/4/29  10,605 10,114
Scientific Games International, FRN, 1M TSFR + 3.00%, 6.896%,
4/14/29  10,155 9,944
58,545

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 13.2%
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 7.194%, 2/15/29  (4) 44,723 40,743
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 8.676%,
2/27/26  12,453 10,979
Azalea Topco, FRN, 1M TSFR + 3.75%, 7.936%, 7/24/26  15,210 14,032
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 7.571%, 7/24/26  14,940 13,801
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 7.821%, 7/24/26  (3) 11,954 11,386
CAB SELAS, FRN, 3M EURIBOR + 3.00%, 4.742%, 2/9/28 (EUR)  2,770 2,630
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 7.321%,
9/29/28  4,408 4,316
Diacine France, FRN, 3M EURIBOR + 3.50%, 4.693%, 12/13/24
(EUR)  2,580 2,665
Embecta, FRN, 1M TSFR + 3.00%, 6.553%, 3/30/29  7,266 6,980
Eyecare Partners, FRN, 1M USD LIBOR + 6.75%, 10.424%,
11/15/29  800 656
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 7.674%,
10/1/27  65,097 63,404
Heartland Dental, FRN, 1M TSFR + 5.00%, 8.553%, 9/29/28  5,486 5,102
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 8.044%, 4/30/25  13,194 12,211
Heartland Dental, FRN, 3M USD LIBOR + 3.75%, 7.821%, 4/30/25  6,689 6,171
ICON Luxembourg, FRN, 1M USD LIBOR + 2.25%, 5.938%, 7/3/28  16,735 16,642
ICU Medical, FRN, 1M TSFR + 2.25%, 6.007%, 1/8/29  7,706 7,398
Insulet, FRN, 1M USD LIBOR + 3.25%, 7.321%, 5/4/28  32,036 31,455
Maravai Intermediate Holdings, FRN, 1M TSFR + 3.00%, 6.955%,
10/29/27  27,838 27,316
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 8.321%, 8/31/26  7,582 6,431
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 12.321%, 8/30/27  8,045 5,993
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 7.321%,
10/23/28  42,964 40,756
National Mentor Holdings, FRN, 1M USD LIBOR + 7.25%, 10.93%,
3/2/29  8,765 5,785
Netsmart, FRN, 1M USD LIBOR + 4.00%, 8.071%, 10/1/27  5,226 5,014
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 6.821%,
10/27/28  4,476 4,446
Organon, FRN, 1M USD LIBOR + 3.00%, 6.188%, 6/2/28  8,016 7,927
Padagis, FRN, 1M USD LIBOR + 4.75%, 8.491%, 7/6/28  (3) 4,313 3,602
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 7.424%,
3/31/27  15,208 13,335
Perrigo Investments, FRN, 1M TSFR + 2.50%, 6.686%, 4/20/29  6,987 6,873
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 9.00%, 2/14/25  16,160 15,325
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 7.571%,
2/14/25  38,518 35,581
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 7.321%,
2/14/25  4,812 4,439
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 10.321%,
2/13/26  11,945 11,159

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Phoenix Newco, FRN, 1M USD LIBOR + 3.25%, 7.321%, 11/15/28  21,461 20,611
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 10.571%,
11/15/29  17,820 16,751
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
7.321%, 3/10/28  15,304 14,523
SAM Bidco, FRN, 1M USD LIBOR + 3.25%, 6.924%, 12/13/24  1,030 978
Select Medical, FRN, 3M USD LIBOR + 2.50%, 6.58%, 3/6/25  3,948 3,871
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
8.071%, 10/5/27  8,923 8,562
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 3.75%, 7.424%,
10/1/26  9,264 8,786
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 7.63%,
8/31/26  20,436 20,028
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 8.071%,
10/22/26  9,355 9,168
547,831
Information Technology 11.3%
Applied Systems, FRN, 1M TSFR + 4.50%, 9/19/26  (2) 2,910 2,891
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 6.674%,
9/19/24  (2) 38,921 38,766
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 9.174%, 9/19/25  26,866 26,597
AppLovin, FRN, 3M USD LIBOR + 3.00%, 6.674%, 10/25/28  7,176 6,719
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 7.821%, 10/2/25  15,998 15,324
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 9.571%, 2/27/26  4,420 4,055
CCC Intelligent Solutions, FRN, 3M USD LIBOR + 2.25%, 6.321%,
9/21/28  4,282 4,209
Central Parent, FRN, 1M TSFR + 4.50%, 8.112%, 6/9/29  41,860 41,323
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 7.174%, 9/29/28  7,311 7,008
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 8.321%,
5/13/27  3,798 3,668
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 9.336%, 12/1/28  5,445 4,611
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 7.424%, 11/9/27  13,208 12,700
Entegris, FRN, 1M TSFR + 3.00%, 5.948%, 7/6/29  8,815 8,733
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 7.321%, 7/30/27  67,532 65,140
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 11.821%, 7/31/28  11,185 11,031
Go Daddy Operating, FRN, 1M TSFR + 3.25%, 7.336%, 11/9/29  (2) 5,200 5,181
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 7.571%, 7/1/24  6,615 6,511
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 10.321%, 7/7/25  16,173 15,253
Infinite Bidco, FRN, 1M USD LIBOR + 3.25%, 6.924%, 3/2/28  4,594 4,388
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 10.674%, 3/2/29  5,600 5,124
Magnite, FRN, 1M USD LIBOR + 5.00%, 9.10%, 4/28/28  4,796 4,492
McAfee, FRN, 1M TSFR + 3.75%, 7.636%, 3/1/29  17,531 16,622
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 7.821%, 9/13/24  22,599 21,964
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 10.649%, 2/23/29  19,776 17,724
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 7.821%, 9/13/24  12,954 12,592
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 7.674%, 12/17/27  3,532 3,290

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 6.32%, 8/31/28  4,333 4,164
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 9.32%, 8/31/29  4,275 4,083
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.071%, 4/24/28  27,550 26,327
RealPage, FRN, 1M USD LIBOR + 6.50%, 10.571%, 4/23/29  12,015 11,497
Sophia, FRN, 1M TSFR + 4.25%, 8.336%, 10/7/27  13,930 13,512
Sophia, FRN, 1M USD LIBOR + 3.50%, 7.174%, 10/7/27  19,108 18,386
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 8.571%,
8/11/28  4,912 4,778
Storable, FRN, 1M TSFR + 3.50%, 7.408%, 4/17/28  7,437 7,089
Tenable, FRN, 1M USD LIBOR + 2.75%, 7.165%, 7/7/28  2,354 2,284
TIBCO Software, FRN, 3M TSFR + 4.50%, 7.634%, 3/20/22  6,955 6,304
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 8.235%, 4/4/25  3,264 3,256
467,596
Lodging 0.5%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 8.689%,
2/2/26  7,351 6,929
Aimbridge Acquisition, FRN, 3M USD LIBOR + 3.75%, 7.821%,
2/2/26  9,205 8,560
Four Seasons Hotels, FRN, 1M TSFR + 3.25%, 11/30/29  (2) 2,055 2,051
Playa Resorts Holding, FRN, 1M TSFR + 4.25%, 11/22/28  (2) 3,865 3,748
21,288
Manufacturing 3.3%
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
7.424%, 5/19/28  18,473 17,844
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
10.174%, 5/21/29  9,855 9,071
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
9.674%, 5/21/29  14,274 13,155
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 7.571%, 10/21/28  29,157 28,377
Filtration Group, FRN, 3M EURIBOR + 3.50%, 4.992%, 3/31/25
(EUR)  4,700 4,707
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 7.071%,
3/31/25  (2) 28,957 28,548
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 8.654%, 7/24/26  1,300 1,227
LTI Holdings, FRN, 1M USD LIBOR + 4.75%, 8.821%, 7/24/26  1,816 1,724
LTI Holdings, FRN, 3M USD LIBOR + 3.50%, 7.571%, 9/6/25  737 694
LTI Holdings, FRN, 3M USD LIBOR + 6.75%, 10.821%, 9/6/26  5,430 4,399
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 6.815%, 6/21/28  6,398 6,067
Pro Mach Group, FRN, 1M USD LIBOR + 6.38%, 8.038%, 8/31/28  15,155 14,782
SRAM, FRN, 1M USD LIBOR + 2.75%, 6.821%, 5/18/28  8,155 7,981
138,576
Metals & Mining 0.1%
Grinding Media, FRN, 1M USD LIBOR + 4.00%, 7.509%,
10/12/28  (3) 6,154 5,631
5,631

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust Securities 0.1%
KREF Holdings X, FRN, 1M USD LIBOR + 3.50%, 7.438%,
9/1/27  (3) 4,333 4,278
4,278
Restaurants 1.8%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 9.188%, 6/29/29  17,027 16,870
IRB Holding, FRN, 1M TSFR + 3.00%, 7.284%, 12/15/27  19,623 18,857
IRB Holding, FRN, 1M USD LIBOR + 2.75%, 6.821%, 2/5/25  (2) 24,295 23,835
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 10.821%, 7/20/29  2,990 2,706
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 7.571%, 2/5/27  4,623 4,429
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 11.571%,
2/4/28  7,085 6,414
73,111
Retail 1.5%
At Home Group, FRN, 1M USD LIBOR + 4.00%, 7.743%, 7/24/28  5,983 4,739
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 7.239%, 11/8/27  12,990 12,553
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 10.489%, 11/6/28  6,745 6,352
Petco Health & Wellness, FRN, 1M USD LIBOR + 3.25%, 6.924%,
3/3/28  6,355 6,151
PetSmart, FRN, 1M USD LIBOR + 3.75%, 7.82%, 2/11/28  32,396 31,089
60,884
Satellites 1.2%
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 6.571%, 11/4/26  29,136 28,857
Maxar Technologies, FRN, 1M TSFR + 4.25%, 8.436%, 6/14/29  8,946 8,598
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%, 8.071%,
10/2/28  11,118 9,034
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%,
11.071%, 10/1/29  (3) 4,670 3,502
49,991
Services 9.7%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 4.50%,
8.284%, 10/28/27  7,363 5,907
AG Group Holdings, FRN, 1M TSFR + 4.00%, 8.094%, 12/29/28  (3) 5,167 5,012
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 3.75%, 7.544%,
7/31/28  6,473 6,138
Albion Acquisitions, FRN, 1M USD LIBOR + 5.25%, 9.575%,
8/17/26  14,218 13,428
Allied Universal Holdco, FRN, 1M USD LIBOR + 3.75%, 7.821%,
5/12/28  2,977 2,810
Anticimex Global, FRN, 1M USD LIBOR + 3.50%, 8.235%,
11/16/28  (3) 4,413 4,269
Anticimex Global, FRN, 1M USD LIBOR + 4.00%, 8.735%,
11/16/28  (3) 3,956 3,837
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 7.571%,
12/11/28  30,475 28,790

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 9.821%,
12/10/29  30,120 25,527
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 7.071%,
10/30/26  1,397 1,373
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 6.571%,
4/30/25  (2) 3,119 3,044
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 10.625%, 6/4/29  12,820 8,702
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
3.75%, 7.821%, 3/31/28  6,490 6,206
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 10.821%, 3/30/29  3,325 2,926
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 7.294%, 2/6/26  6,276 6,185
EG America, FRN, 1M USD LIBOR + 4.25%, 7.924%, 3/31/26  7,652 6,990
EG America, FRN, 3M USD LIBOR + 4.00%, 7.674%, 2/7/25  15,719 14,327
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR)  11,265 10,003
EP Purchaser, FRN, 1M USD LIBOR + 3.50%, 7.174%, 11/6/28  3,570 3,530
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 7.415%,
5/30/25  16,538 16,496
Instructure Holdings, FRN, 1M USD LIBOR + 2.75%, 6.121%,
10/30/28  (3) 249 246
KKR Apple Bidco, FRN, 1M TSFR + 4.00%, 8.055%, 9/22/28  3,695 3,670
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 8.571%, 11/3/27  2,796 1,105
Mermaid Bidco, FRN, 1M USD LIBOR + 3.50%, 7.96%,
12/22/27  (3) 3,961 3,704
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
6.505%, 9/23/26  4,260 4,196
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 7.571%,
5/30/26  6,224 5,991
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 7.571%,
6/1/26  3,473 3,353
Renaissance Holdings, FRN, 1M TSFR + 4.50%, 8.294%, 4/1/27  7,747 7,452
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 7.321%,
5/30/25  5,797 5,543
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 11.071%,
5/29/26  5,350 5,069
Sabre GLBL, FRN, 1M TSFR + 4.25%, 8.436%, 6/30/28  5,586 5,195
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.186%, 6/30/28  5,950 5,563
Skopima Consilio Parent, FRN, 1M USD LIBOR + 4.00%, 8.071%,
5/12/28  6,643 6,318
Staples, FRN, 3M USD LIBOR + 5.00%, 7.782%, 4/16/26  18,654 16,603
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 6.871%,
7/30/27  14,524 13,907
TruGreen, FRN, 1M USD LIBOR + 4.00%, 8.071%, 11/2/27  1,217 1,081
TruGreen, FRN, 1M USD LIBOR + 8.50%, 12.915%, 11/2/28  (3) 7,271 5,998
UKG, FRN, 1M USD LIBOR + 3.25%, 6.998%, 5/4/26  47,687 45,998
UKG, FRN, 1M USD LIBOR + 5.25%, 8.998%, 5/3/27  79,930 73,136
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 7.571%, 5/12/28  5,853 5,601

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 10.571%, 5/14/29  5,435 5,091
White Cap Buyer, FRN, 1M TSFR + 3.75%, 7.55%, 10/19/27  4,835 4,650
404,970
Utilities 2.8%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 7.836%,
8/1/25  14,670 14,555
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 6.821%,
8/1/25  10,547 10,341
Covanta Holding, FRN, 1M USD LIBOR + 2.50%, 6.586%, 11/30/28  7,649 7,490
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 7.24%,
12/15/27  12,277 12,152
PG&E, FRN, 1M USD LIBOR + 3.00%, 7.125%, 6/23/25  39,819 39,164
Pike, FRN, 1M TSFR + 3.50%, 7.586%, 1/21/28  4,525 4,466
Pike, FRN, 1M USD LIBOR + 3.00%, 7.08%, 1/21/28  9,873 9,671
TerraForm Power Operating, FRN, 1M TSFR + 2.75%, 6.303%,
5/30/29  17,421 17,283
115,122
Wireless Communications 1.7%
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.321%, 12/23/26  8,676 7,577
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.321%, 7/31/27  4,797 4,149
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/31/28  21,406 16,461
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.321%, 1/20/29  42,600 32,624
CCI Buyer, FRN, 1M TSFR + 4.00%, 7.553%, 12/17/27  8,638 8,338
69,149
Total Bank Loans (Cost $3,737,526) 3,580,218
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy Services 0.1%
NuStar Energy, VR, 10.75%  (5)(6) 105 3,105
3,105
Insurance 0.0%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093  (7)(8) 2 1,992
1,992
Utilities 0.1%
American Electric Power, 6.125%, 8/15/23  50 2,668
2,668
Total Convertible Preferred Stocks (Cost $7,329) 7,765

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 7.3%
Aerospace & Defense 0.2%
TransDigm, 8.00%, 12/15/25  (5) 6,615 6,714
6,714
Airlines 0.6%
American Airlines, 5.50%, 4/20/26  (5) 2,460 2,380
American Airlines, 5.75%, 4/20/29  (5) 3,410 3,163
American Airlines, 11.75%, 7/15/25  (5) 9,365 10,348
Delta Air Lines, 4.75%, 10/20/28  (5) 2,855 2,707
Mileage Plus Holdings, 6.50%, 6/20/27  (5) 2,484 2,472
United Airlines, 4.375%, 4/15/26  (5) 2,805 2,588
United Airlines, 4.625%, 4/15/29  (5) 2,395 2,119
25,777
Automotive 0.9%
Clarios Global, 6.25%, 5/15/26  (5) 3,175 3,135
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,307
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,346
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (5) 29,970 28,622
36,410
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 4.844%, 4/17/25  8,500 8,423
8,423
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
4.659%, 1/12/24  3,020 3,019
3,019
Broadcasting 0.2%
iHeartCommunications, 4.75%, 1/15/28  (5) 2,685 2,309
iHeartCommunications, 5.25%, 8/15/27  (5) 780 690
iHeartCommunications, 6.375%, 5/1/26  45 43
Neptune Bidco U.S., 9.29%, 4/15/29  (5) 3,380 3,215
Townsquare Media, 6.875%, 2/1/26  (5) 2,459 2,275
8,532
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (5) 2,965 2,832
2,832
Cable Operators 0.4%
Altice France Holding, 10.50%, 5/15/27  (5) 8,475 6,695
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 6.09%, 2/1/24  3,765 3,784
Radiate Holdco, 4.50%, 9/15/26  (5) 8,795 7,300
17,779

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals 0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK)  (5)(9) 3,575 2,574
2,574
Energy 0.2%
NGL Energy Operating, 7.50%, 2/1/26  (5) 4,270 3,843
Tallgrass Energy Partners, 6.00%, 3/1/27  (5) 545 518
Tallgrass Energy Partners, 7.50%, 10/1/25  (5) 2,325 2,354
6,715
Entertainment & Leisure 0.1%
Carnival, 9.875%, 8/1/27  (5) 3,160 3,041
Cinemark USA, 8.75%, 5/1/25  (5) 2,200 2,239
5,280
Financial 1.3%
Acrisure, 7.00%, 11/15/25  (5) 2,275 2,119
Acrisure, 10.125%, 8/1/26  (5) 10,855 10,638
Advisor Group Holdings, 10.75%, 8/1/27  (5) 2,205 2,244
AG Issuer, 6.25%, 3/1/28  (5) 10,960 10,234
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (5) 3,135 3,158
Alliant Holdings Intermediate, 6.75%, 10/15/27  (5) 2,680 2,466
Aretec Escrow Issuer, 7.50%, 4/1/29  (5) 5,725 4,652
AssuredPartners, 7.00%, 8/15/25  (5) 2,200 2,112
GTCR AP Finance, 8.00%, 5/15/27  (5) 3,220 3,107
HUB International, 7.00%, 5/1/26  (5) 8,150 8,058
Ryan Specialty Group, 4.375%, 2/1/30  (5) 585 500
USI, 6.875%, 5/1/25  (5) 4,375 4,271
53,559
Food Processing 0.0%
General Mills, FRN, 3M USD LIBOR + 1.01%, 5.089%, 10/17/23  1,950 1,962
1,962
Gaming 0.3%
Caesars Resort Collection, 5.75%, 7/1/25  (5) 7,400 7,289
International Game Technology, 6.50%, 2/15/25  (5) 1,436 1,439
MGM Resorts International, 6.00%, 3/15/23  5,100 5,094
13,822
Health Care 0.3%
CHS, 8.00%, 12/15/27  (5) 4,080 3,601
HCA, 5.375%, 2/1/25  4,720 4,687
Medline Borrower, 3.875%, 4/1/29  (5) 4,560 3,830
12,118
Information Technology 0.1%
Boxer Parent, 7.125%, 10/2/25  (5) 1,770 1,734
Boxer Parent, 9.125%, 3/1/26  (5) 2,040 1,943
Expedia Group, 6.25%, 5/1/25  (5) 1,109 1,123
4,800

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25  (5) 1,580 1,562
1,562
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24  (5) 5,005 4,961
4,961
Metals & Mining 0.0%
Big River Steel, 6.625%, 1/31/29  (5) 2,574 2,468
2,468
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26  (5) 6,565 6,204
Intelsat Jackson Holdings, 6.50%, 3/15/30  (5) 5,575 5,129
Maxar Technologies, 7.75%, 6/15/27  (5) 4,545 4,454
15,787
Services 0.8%
Adtalem Global Education, 5.50%, 3/1/28  (5) 2,786 2,591
Allied Universal Holdco, 6.625%, 7/15/26  (5) 1,790 1,700
Allied Universal Holdco, 9.75%, 7/15/27  (5) 9,555 8,623
eG Global Finance, 8.50%, 10/30/25  (5) 568 537
Presidio Holdings, 8.25%, 2/1/28  (5) 3,710 3,320
Sabre GLBL, 7.375%, 9/1/25  (5) 7,140 6,792
Sabre GLBL, 9.25%, 4/15/25  (5) 5,000 4,988
Sabre GLBL, 11.25%, 12/15/27  (5) 4,350 4,432
32,983
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 4.145%,
3/20/26  2,690 2,606
2,606
Utilities 0.6%
NextEra Energy Operating Partners, 4.25%, 7/15/24  (5) 5,175 4,994
Vistra, VR, 7.00%  (5)(6)(10) 17,180 15,355
Vistra Operations, 5.125%, 5/13/25  (5) 5,190 5,076
25,425
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,970
6,970
Total Corporate Bonds (Cost $323,485) 303,078

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS 6.8%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 3.86%  (11)(12) 281,122 281,122
Total Short-Term Investments (Cost $281,122) 281,122
Total Investments in Securities
100.4% of Net Assets
(Cost $4,349,462) $ 4,172,183
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2022, were $8,146 and were valued at $8,115
(0.2% of net assets).
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$264,942 and represents 6.4% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,992 and represents 0.0% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(12) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.218% (SOFR + 0.00%) at
Maturity, 12/20/22 12,225 59 — 59
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.218% (SOFR + 0.00%) at
Maturity, 3/20/23 17,550 452 — 452
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.218% (SOFR + 0.00%) at
Maturity, 6/20/23 12,225 181 — 181
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.218% (SOFR + 0.00%) at
Maturity, 3/20/23 10,750 242 — 242
Total Bilateral Total Return Swaps — 934
Total Bilateral Swaps — 934

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 CAD 1,709 USD 1,242 $ 30
Barclays Bank 1/20/23 USD 3,289 GBP 2,912 (227)
Citibank 2/24/23 EUR 7,184 USD 7,509 16
Morgan Stanley 2/24/23 USD 15,805 EUR 15,167 (82)
State Street 1/20/23 USD 16,101 CAD 22,052 (306)
State Street 2/24/23 USD 32,062 EUR 30,794 (195)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (764)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ —# $ — $ 3,287+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 413,220  ¤   ¤ $ 281,122^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,287 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $281,122.

T. ROWE PRICE Floating Rate Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,349,462) $ 4,172,183
Receivable for investment securities sold 89,686
Interest receivable 20,030
Foreign currency (cost $7,691) 7,963
Receivable for shares sold 5,669
Cash 2,087
Unrealized gain on bilateral swaps 934
Due from affiliates 751
Restricted cash pledged for bilateral derivatives 200
Unrealized gain on forward currency exchange contracts 46
Other assets 172
Total assets 4,299,721
Liabilities
Payable for investment securities purchased 121,387
Payable for shares redeemed 10,113
Investment management fees payable 2,005
Unrealized loss on forward currency exchange contracts 810
Payable to directors 2
Other liabilities 10,388
Total liabilities 144,705
NET ASSETS $ 4,155,016

T. ROWE PRICE Floating Rate Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (405,975)
Paid-in capital applicable to 459,941,405 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 4,560,991
NET ASSETS $ 4,155,016
NET ASSET VALUE PER SHARE
Investor Class
($1,644,193,749 / 182,029,327 shares outstanding) $ 9.03
Advisor Class
($18,692,219 / 2,064,878 shares outstanding) $ 9.05
I Class
($906,924,497 / 100,353,146 shares outstanding) $ 9.04
Z Class
($1,585,205,726 / 175,494,054 shares outstanding) $ 9.03

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 147,901
Dividend 3,498
Total income 151,399
Expenses
Investment management 13,597
Shareholder servicing
Investor Class $ 1,364
Advisor Class 18
I Class 51 1,433
Rule 12b-1 fees
Advisor Class 26
Prospectus and shareholder reports
Investor Class 54
I Class 13
Z Class 1 68
Interest and borrowing-related 310
Registration 189
Custody and accounting 133
Legal and audit 40
Directors 6
Miscellaneous 131
Waived / paid by Price Associates (5,498)
Total expenses 10,435
Net investment income 140,964

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (94,504)
Swaps (2,137)
Forward currency exchange contracts 3,790
Foreign currency transactions 130
Net realized loss (92,721)
Change in net unrealized gain / loss
Securities 13,426
Swaps 2,958
Forward currency exchange contracts 634
Other assets and liabilities denominated in foreign currencies 356
Change in net unrealized gain / loss 17,374
Net realized and unrealized gain / loss (75,347)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 65,617

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 140,964 $ 182,231
Net realized gain (loss) (92,721) 6,069
Change in net unrealized gain / loss 17,374 (241,922)
Increase (decrease) in net assets from operations 65,617 (53,622)
Distributions to shareholders
Net earnings
Investor Class (50,828) (57,110)
Advisor Class (575) (802)
I Class (29,517) (22,631)
Z Class (58,450) (101,488)
Decrease in net assets from distributions (139,370) (182,031)
Capital share transactions
*
Shares sold
Investor Class 419,858 2,011,815
Advisor Class 1,221 15,734
I Class 194,773 1,111,606
Z Class 55,859 482,838
Distributions reinvested
Investor Class 47,086 53,340
Advisor Class 566 800
I Class 28,222 21,681
Z Class 58,450 101,486
Shares redeemed
Investor Class (745,188) (1,066,525)
Advisor Class (4,585) (17,159)
I Class (398,834) (245,522)
Z Class (782,253) (315,547)
Increase (decrease) in net assets from capital share
transactions (1,124,825) 2,154,547

T. ROWE PRICE Floating Rate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase (decrease) during period (1,198,578) 1,918,894
Beginning of period 5,353,594 3,434,700
End of period $ 4,155,016 $ 5,353,594
*Share information (000s)
Shares sold
Investor Class 46,354 211,963
Advisor Class 134 1,654
I Class 21,478 117,138
Z Class 6,215 50,615
Distributions reinvested
Investor Class 5,224 5,635
Advisor Class 63 84
I Class 3,129 2,298
Z Class 6,485 10,703
Shares redeemed
Investor Class (82,460) (113,109)
Advisor Class (506) (1,797)
I Class (44,083) (26,223)
Z Class (86,759) (33,191)
Increase (decrease) in shares outstanding (124,726) 225,770

T. ROWE PRICE Floating Rate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.
The fund has four classes of shares: the Floating Rate Fund (Investor Class), the Floating
Rate Fund–Advisor Class (Advisor Class), the Floating Rate Fund–I Class (I Class), and
the Floating Rate Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Floating Rate Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Floating Rate Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Floating Rate Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is

T. ROWE PRICE Floating Rate Fund

valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2022, totaled $(1,788,000) for the six months ended November 30,
2022. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 303,078 $ — $ 303,078
Bank Loans — 3,420,425 159,793 3,580,218
Convertible Preferred Stocks — 7,765 — 7,765
Short-Term Investments 281,122 — — 281,122
Total Securities 281,122 3,731,268 159,793 4,172,183
Swaps — 934 — 934
Forward Currency Exchange
Contracts — 46 — 46
Total $ 281,122 $ 3,732,248 $ 159,793 $ 4,173,163
Liabilities
Forward Currency Exchange
Contracts $ — $ 810 $ — $ 810

T. ROWE PRICE Floating Rate Fund

The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of
November 30, 2022.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/22
Investment
in
Securities
Bank
Loans $ 205,592 $ (4,497) $ 39,931 $ (58,400) $ 58,292 $ (81,125) $ 159,793

T. ROWE PRICE Floating Rate Fund

obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 46
Credit derivatives Bilateral Swaps 934
Total $ 980
Liabilities
Foreign exchange derivatives Forwards $ 810
Total $ 810
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ 3,790 $ — $ 3,790
Credit derivatives — (2,137) (2,137)
Total $ 3,790 $ (2,137) $ 1,653

T. ROWE PRICE Floating Rate Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 634 $ — $ 634
Credit derivatives — 2,958 2,958
Total $ 634 $ 2,958 $ 3,592

T. ROWE PRICE Floating Rate Fund

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.  This ability is subject to the liquidity of underlying positions. As of November 30, 2022, cash of $200,000 had been posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,388,000  cash.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1%
and 2% of net assets.

T. ROWE PRICE Floating Rate Fund

Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Floating Rate Fund

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior

T. ROWE PRICE Floating Rate Fund

bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.

T. ROWE PRICE Floating Rate Fund

Other  Purchases and sales of portfolio securities other than short-term securities aggregated $474,045,000 and $1,519,690,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2022, the fund had $145,653,000 of available capital loss carryforwards.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $4,350,731,000. Net unrealized loss aggregated $177,329,000 at period-end, of which $10,738,000 related to appreciated investments and $188,067,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%

T. ROWE PRICE Floating Rate Fund

for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Floating Rate Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $33,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $172,000 for T. Rowe Price Services, Inc.;
and $2,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct
Advisor Class I Class Z Class
Expense limitation/I Class Limit 0.95% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(8) $— $(5,490)

T. ROWE PRICE Floating Rate Fund

purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 7,652,875 shares of the I Class, representing 8% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the fund can borrow up to an aggregate commitment amount of $1.15 billion on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee of 0.15% of the average daily undrawn commitment.
All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight Financing Rate (SOFR) plus 0.10%
per annum, (b) Federal Funds Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At November 30, 2022, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was
$1,150,000,000.

T. ROWE PRICE Floating Rate Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Floating Rate Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Floating Rate Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Floating Rate Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568089
F194-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Floating Rate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023